EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GLOBAL GROWTH FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2007

EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND Supplement to Prospectuses dated February 1, 2007

EATON VANCE INCOME FUND OF BOSTON Supplement to Prospectus dated March 1, 2007

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
EATON VANCE PRIME RATE RESERVES
EV CLASSIC SENIOR FLOATING-RATE FUND
Supplement to Prospectuses dated April 1, 2007

EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectus dated May 1, 2007

1. Information under "Purchasing Shares" and "Sales Charges" is supplemented as follows:

Class A shares are offered at net asset value (without a sales charge) and Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A and/or Class I shares through a no-load network or platform. The initial minimum investment for Class I shares also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares of the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 milion.

2. The following replaces the first paragraph under “Information about the Fund” under “Shareholder Account Features”:

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of Eaton Vance-Atlanta Capital SMID-Cap Fund) after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

November 1, 2007	COMBPS1

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GLOBAL GROWTH FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Statements of Additional Information dated January 1, 2007

EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND Supplement to Statements of Additional Information dated February 1, 2007

EATON VANCE INCOME FUND OF BOSTON Supplement to Statement of Additional Information dated March 1, 2007

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
EATON VANCE PRIME RATE RESERVES
EV CLASSIC SENIOR FLOATING-RATE FUND
Supplement to Statements of Additional Information dated April 1, 2007

EATON VANCE VT FLOATING-RATE INCOME FUND EATON VANCE VT LARGE-CAP VALUE FUND EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND Supplement to Statement of Additional Information dated May 1, 2007

1. The following is added to “Disclosure of Portfolio Holdings and Related Information” under “Performance”:

  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Fixed-Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

November 1, 2007